Expense Example - Efficient Enhanced Multi-Asset Fund	Sep. 28, 2026 USD ($)
Efficient Enhanced Multi-Asset Fund - Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 200
Expense Example, with Redemption, 3 Years	747
Expense Example, with Redemption, 5 Years	1,320
Expense Example, with Redemption, 10 Years	2,879
Efficient Enhanced Multi-Asset Fund - Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	225
Expense Example, with Redemption, 3 Years	822
Expense Example, with Redemption, 5 Years	1,444
Expense Example, with Redemption, 10 Years	$ 3,122